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                                                                  THE HARTFORD

May 22, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Nutmeg Life Insurance Company
    Separate Account One ("Registrant")
    File No. 333-119424
    Post-Effective Amendment No. 4

Ladies and Gentlemen:

    Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

    If you have any questions concerning this filing, please call me at (860) 843-1941.

Very truly yours,

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/s/ Richard J. Wirth
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Richard J. Wirth
Senior Counsel
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Enclosure